Shareholders Equity (Parenthetical)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014
Statement of Stockholders' Equity [Abstract]
Forward Split	416.7	416.71	416.71